Employee and Director Benefit Programs (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee and Director Benefit Programs
Funded status	$ (5,426)	$ (5,268)
Unrecognized prior service cost/benefit	0	0
Unrecognized net actuarial loss	0	0
Net amounts recognized	(5,426)	(5,268)
Unfunded accrued liability	(5,426)	(5,268)
Intangible assets	0	0
Net amounts recognized	$ (5,426)	$ (5,268)	$ (5,110)